Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023		Aug. 31, 2022		Dec. 08, 2021		Aug. 31, 2021		Aug. 31, 2020		Aug. 31, 2019		Aug. 31, 2018		Dec. 27, 2017		Aug. 31, 2017		Aug. 31, 2016		Aug. 31, 2015		Oct. 27, 2014	Aug. 31, 2014
PGIM HIGH YIELD FUND - Class R6 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 16,148.43	$ 14,398.30		$ 13,618.52				$ 15,138.10		$ 13,608.73		$ 13,072.04		$ 12,134.79				$ 11,673.96		$ 10,728.26		$ 9,882.04			$ 10,000.00
PGIM HIGH YIELD FUND - Class R4 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 13,445.71	12,047.18		11,401.67				12,709.31		11,457.49		11,054.24		10,266.42		$ 10,000.00
PGIM HIGH YIELD FUND - Class R2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R2
Account Value	$ 13,246.87	11,874.04		11,265.73				12,589.32		11,398.50		11,004.16		10,248.46		10,000.00
PGIM HIGH YIELD FUND - Class Z [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 15,959.49	14,249.43		13,493.85				15,013.65		13,515.16		12,999.01		12,083.56				11,638.78		10,688.73		9,872.89			10,000.00
PGIM HIGH YIELD FUND - Class R [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 15,145.46	13,593.86		12,916.26				14,459.45		13,108.18		12,679.06		11,829.01				11,478.12		10,595.33		9,838.03			10,000.00
PGIM HIGH YIELD FUND - Class C [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 14,468.43	13,067.17		12,466.90				14,014.81		12,735.08		12,366.80		11,605.41				11,287.41		10,470.79		9,770.71			10,000.00
PGIM HIGH YIELD FUND - Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 15,071.93	13,486.62		12,803.07				14,284.22		12,888.16		12,428.26		11,583.12				11,186.35		10,300.92		9,541.35			9,674.73
PGIM Short Duration High Yield Income Fund - Class R6 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 15,790.78	14,295.92		13,387.96				14,097.69		12,921.96		12,547.52		11,765.77				11,301.54		10,766.20		10,153.54		$ 10,000.00
PGIM Short Duration High Yield Income Fund - Class Z [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 15,630.01	14,140.43		13,265.37				13,975.75		12,802.06		12,451.16		11,681.21				11,225.51		10,700.17		10,099.91			10,000.00
PGIM Short Duration High Yield Income Fund - Class C [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 14,148.40	12,927.71		12,249.08				13,020.14		12,059.22		11,846.16		11,212.10				10,894.76		10,477.37		9,988.84			10,000.00
PGIM Short Duration High Yield Income Fund - Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 14,901.64	13,514.78		12,710.01				13,424.01		12,327.32		12,019.56		11,291.64				10,890.36		10,406.27		9,847.25			9,774.96
PGIM ESG High Yield Fund - Class R6 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 10,584.22	9,429.11		8,821.86		$ 10,000.00
PGIM ESG High Yield Fund - Class Z [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 10,546.73	9,407.84		8,823.75		10,000.00
PGIM ESG High Yield Fund - Class C [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 10,275.85	9,253.96		8,751.88		10,000.00
PGIM ESG High Yield Fund - Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 10,143.01	9,061.02		8,520.61		9,674.92
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 9,437.36 [1]	8,795.60	[1]	8,901.82	[1]	10,000.00	[1]	12,542.07	[1]	12,552.63	[1]	11,789.47	[1]	10,700.91	[1]	10,000.00	[1]	10,814.37	[1]	10,761.42	[1]	10,155.49	[1]	10,000.00	10,000.00	[1]
Bloomberg US Corporate High Yield 1% Issuer Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 1% Issuer Capped Index
Account Value	$ 10,921.81	$ 9,704.94		$ 9,050.22		$ 10,000.00		$ 14,504.93		$ 13,173.10		$ 12,644.40		$ 11,886.06		$ 10,000.00		$ 11,493.85		$ 10,586.25		$ 9,694.47			$ 10,000.00
Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US High Yield Ba/B 1-5 Year 1% Capped Index
Account Value																								$ 10,000.00

[1]	The Fund has added this broad-based index in response to new regulatory requirements.